EVERGREEN SELECT
                              ADJUSTABLE RATE FUND

                                 ANNUAL REPORT
                               FOR THE YEAR ENDED
                               FEBRUARY 28, 1998

                         [EVERGREEN LOGO APPEARS HERE]
                              EVERGREEN FUNDS(SM)
                                   SINCE 1932

                     EVERGREEN SELECT ADJUSTABLE RATE FUND
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                          Letter to Shareholders..................................     1
                          Portfolio Manager Commentary............................     2
                          Financial Highlights....................................     4
                          Schedule of Investments.................................     6
                          Statement of Assets and Liabilities.....................     8
                          Statement of Operations.................................     9
                          Statement of Changes in Net Assets......................    10
                          Notes to Financial Statements...........................    11
                          Independent Auditors' Report............................    14
                          Federal Tax Status......................................    15
                          Additional Information..................................    16

                     EVERGREEN SELECT ADJUSTABLE RATE FUND
                             LETTER TO SHAREHOLDERS
                                   April 1998
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:

We are very proud of the strong record of the Evergreen Select Adjustable Rate Fund over its lifetime. At its inception as the Keystone Institutional Adjustable Rate Fund in 1991, this Fund was designed for institutional investors seeking a yield premium over other short-term investments, with reduced fluctuations in net asset value. In addition, it has focused on the highest credit quality securities, with a portfolio of only government and government-agency securities.

STRONG PERFORMANCE RECORD

Throughout its life, the Fund has been a consistently strong performer, with both classes of shares earning four-star ratings, the second highest ratings, from Morningstar, as of March 31, 19981. The Fund was rated among 1,403 taxable bond funds for the three year period ended March 31, 1998. For the five years that ended on March 31, 1998, the Institutional Shares (formerly Class Z) were ranked first among 25 funds in the Lipper Adjustable Rate Mortgage Fund category.2 For the three years ended March 31, 1998, Institutional Shares were ranked fourth among 32 funds, while Institutional Service Shares (formerly Class
Y) were ranked eighth. This record has been sustained during the 12 months ended March 31, 1998, with Institutional Shares ranking first and Institutional Service Shares ranking third among the 35 funds now in the Lipper category.

LOW VOLATILITY, DIVERSIFICATION

Market participants are currently debating how long the stock and bond markets can sustain their rallies, and how significant any short-term volatility is likely to be. In such an uncertain environment, it may be prudent to increase diversification and allocate a portion of an overall portfolio to the relatively lower volatility of a short-term investment, such as the Evergreen Select Adjustable Rate Fund.

At Evergreen Funds, we are committed to providing a strong array of Select Funds, to help institutional investors assemble personal portfolios that make sense for their needs and risk tolerances.

Thank you for your investment in Evergreen Select Adjustable Rate Fund.

Sincerely,

/s/ William M. Ennis
William M. Ennis
MANAGING DIRECTOR
EVERGREEN FUNDS

/s/ David C. Francis
David C. Francis, CFA
CHIEF INVESTMENT OFFICER,
MANAGING DIRECTOR
FIRST CAPITAL GROUP

------------------------------------

1 Source: Morningstar, Inc. Morningstar's propietary ratings reflect the Fund's historical risk-adjusted performance as of 3/31/98. The ratings are subject to change monthly. Morningstar ratings are calculated from the Fund's three, five, and ten-year average annual returns (if available) in excess of the 90 day Treasury Bill return with appropriate fee adjustments and a risk factor that reflects fund performance below 90 day Treasury-bill returns. The Fund's Institutional Shares were rated 4 stars among 831 taxable bond funds for the 5 year period ended 3/31/98. Ratings are not adjusted for sales charges, but are adjusted for other fees. The top 10% of the funds in an investment category receive five stars, and the next 22.5% receive four stars. Past performance is no guarantee of future results.

2 Source: Lipper Analytical Services, an independent mutual fund rating company.
  The ranking is based on total return and does not include the effect of a sales charge. Past performance is no guarantee of future results.

                      EVERGREEN SELECT ADJUSTABLE RATE FUND
--------------------------------------------------------------------------------

PORTFOLIO MANAGER COMMENTARY

PERFORMANCE

The Evergreen Select Adjustable Rate Fund had exceptionally strong performance. The Fund's Institutional Shares (formerly Class Z) had a total return of 7.15% for the 12-month period ended February 28, 1998, while the Institutional Service Shares (formerly Class Y) had a total return of 6.89%. In contrast, the average return among the 35 funds in the Lipper Adjustable Rate Mortgage category was 5.84%.

INVESTMENT ENVIRONMENT

The bond market enjoyed a very healthy rally for the 12 months, led by longer maturity bonds. The yield of the 30-year Treasury bond, for example, fell from 6.80% to 5.92% during the year. Shorter maturity bonds, whose performance more closely influences that of the Fund, did not have as significant a rally. The yield on the one-year Treasury, for example, fell from 5.67% to 5.41% during the year.

The underlying economic environment featured a moderately strong economy with very little inflation. Inflationary pressures in the United States were held back by the strength of the U.S. dollar, the Asian economic crisis and the lack of pricing power of U.S. corporations. U.S. companies, despite feeling the pressure of rising labor, did not have the ability to offset those pressures by raising the prices they charge their customers. This favorable inflationary trend did not result in significant reductions in yields of shorter-maturity securities because the tight labor situation acted as a check to deter the Federal Reserve Board from easing monetary conditions and lowering short-term rates.

INVESTMENT STRATEGY

In this environment it is easy for homeowners to refinance their mortgages, and so the market values of mortgage-backed securities, particularly adjustable rate mortgages, tend not to appreciate as much as do fixed-rate securities, most notably Treasury securities. The pull from refinancing mortgages keeps the pricing of mortgage securities closer to par than would be the case without the prepayment option. In this environment, we have added to fixed-rate securities, including Treasuries, to maintain interest rate sensitivity and thereby retain the ability to realize some price appreciation potential in a bond market rally. In addition, we focused on more seasoned adjustable rate mortgages, with an average age of about 7-to-10 years from issuance. Experience has shown us that property owners with older mortgages are less likely to refinance than the owners with newer adjustable rate mortgages. We also try to avoid investing in mortgages on properties in areas with strong real estate markets, as these mortgages also tend to be refinanced more frequently.

Interest rate sensitivity, as measured by average maturity and duration, remained fairly consistent during the year as we added fixed-rate securities, including Treasuries, and de-emphasized adjustable-rate securities. At the end of the fiscal year, the average weighted maturity was 4.70 years and duration was 0.45 years.

Asset allocation, however, was somewhat different, reflecting the greater emphasis on fixed-rate securities, as indicated by the following table, comparing the portfolio at the end of the fiscal year to that at the middle of the year.

                                    AUGUST 31,    FEBRUARY 28,
ALLOCATION                             1997           1998
---------------------------------   ----------    ------------
Adjustable-rate mortgages........      85.5%          79.8%
Fixed-rate securities............      10.8%          19.8%
Repurchase Agreements & other
  assets and liabilities, net....       3.7%           0.4%

Within fixed-rate securities, 6.1% of the portfolio's net assets were invested in Treasuries, and 13.7% in fixed-rate mortgages on February 28, 1998, the end of the fiscal year.

OUTLOOK

We expect continued low inflation, with a strong economy, that will experience only moderate growth. The big question will be which conflicting factor will have the greatest impact: the Asian financial crisis, which will tend to slow growth, or the strong confidence of the U.S. consumer, which tends to encourage growth. We tend to believe the favorable environment for fixed income investments will continue, although the bond market is less likely to rally as dramatically as it did last year. Within this environment, we expect to continue to focus on fixed rate securities, particularly Treasuries, as we anticipate mortgage refinancings to continue.

                      EVERGREEN SELECT ADJUSTABLE RATE FUND
--------------------------------------------------------------------------------

LONG TERM GROWTH

[LINE GRAPH APPEARS BELOW WITH THE FOLLOWING PLOT POINTS:]

Comparison of a $10,000 investment in Evergreen Select Adjustable Rate Fund Institutional Service Shares versus a similar investment in the 6 month Treasury Bill Index and the Consumer Price Index (CPI).


                                          5/23/94      2/95      2/96      2/97      2/98
                                          -------      ----      ----      ----      ----
                                                            (In Thousands)
6 month Treasury Bill Index              $10,000     $14,847   $12,070   $12,399   $12,877
Consumer Price Index (CPI)                 9,525      10,280    11,005    11,750    12,559
Evergreen Select Adjustable Rate Fund     10,000      10,237    10,475    10,828    10,970

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The 6-month T-Bill Index is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through February 28, 1998.


PERFORMANCE AND RETURNS

                                                    INSTITUTIONAL
                                   INSTITUTIONAL       SERVICE
                                     (CLASS I)       (CLASS IS)
                                   -------------    -------------
Inception Date..................      10-01-91          5-23-94
Average Annual Returns
  1 year........................         7.15%            6.89%
  3 year........................         7.13%            6.90%
  5 year........................         5.69%              N/A
Since Inception.................         5.63%            6.22%
30-day SEC yield................         6.82%            6.50%
12 month distributions per
  share.........................         $0.64            $0.61

                      EVERGREEN SELECT ADJUSTABLE RATE FUND
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   FIVE MONTHS
                                                    YEAR ENDED        ENDED                YEAR ENDED SEPTEMBER 30,
                                                   FEBRUARY 28,    FEBRUARY 28,    ----------------------------------------
INSTITUTIONAL SHARES                                   1998          1997(A)        1996       1995       1994       1993
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD.............     $   9.71        $   9.68      $  9.65    $  9.61    $  9.93    $  9.88
                                                   ------------    ------------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................         0.64            0.28         0.64(b)    0.63       0.63       0.54
  Net realized and unrealized gain (loss) on
    investments.................................         0.04               0(d)         0       0.01      (0.49)     (0.01)
                                                   ------------    ------------    -------    -------    -------    -------
Total from investment operations................         0.68            0.28         0.64       0.64       0.14       0.53
                                                   ------------    ------------    -------    -------    -------    -------
LESS DISTRIBUTIONS FROM
  Net investment income.........................        (0.62)          (0.23)       (0.60)     (0.55)     (0.44)     (0.48)
  In excess of net investment income............        (0.02)          (0.02)       (0.01)     (0.05)     (0.02)         0
                                                   ------------    ------------    -------    -------    -------    -------
Total distributions.............................        (0.64)          (0.25)       (0.61)     (0.60)     (0.46)     (0.48)
                                                   ------------    ------------    -------    -------    -------    -------
NET ASSET VALUE END OF PERIOD...................     $   9.75        $   9.71      $  9.68    $  9.65    $  9.61    $  9.93
                                                   ------------    ------------    -------    -------    -------    -------
Total return....................................         7.15%           2.97%        6.86%      6.87%      1.43%      5.53%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses................................         0.30%           0.30%(c)     0.30%      0.30%      0.30%      0.30%
  Net investment income.........................         6.63%           6.79%(c)     6.84%      6.61%      5.15%      5.46%
Portfolio turnover rate.........................          107%             44%          85%        56%        63%        81%
NET ASSETS END OF PERIOD (THOUSANDS)............     $ 25,981        $ 70,264      $65,974    $23,616    $25,200    $60,035


INSTITUTIONAL SHARES                               1992
------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD.............  $ 10.00
                                                  -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.........................     0.67
  Net realized and unrealized gain (loss) on
    investments.................................    (0.15)
                                                  -------
Total from investment operations................     0.52
                                                  -------
LESS DISTRIBUTIONS FROM
  Net investment income.........................    (0.64)
  In excess of net investment income............        0
                                                  -------
Total distributions.............................    (0.64)
                                                  -------
NET ASSET VALUE END OF PERIOD...................  $  9.88
                                                  -------
Total return....................................     5.46%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses................................     0.30%
  Net investment income.........................     6.83%
Portfolio turnover rate.........................       88%
NET ASSETS END OF PERIOD (THOUSANDS)............  $51,625

(a) The Fund changed its fiscal year end from September 30 to February 28.
(b) Per share calculations based on weighted average shares outstanding.
(c) Annualized.
(d) Amount represents less than $0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      EVERGREEN SELECT ADJUSTABLE RATE FUND
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 FIVE MONTHS        YEAR ENDED
                                                                  YEAR ENDED        ENDED          SEPTEMBER 30,
                                                                 FEBRUARY 28,    FEBRUARY 28,    -----------------
INSTITUTIONAL SERVICE SHARES                                         1998          1997(A)        1996       1995
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD...........................     $   9.72         $ 9.68       $  9.65    $ 9.61
                                                                 ------------    ------------    -------    ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.......................................         0.59           0.28          0.65(b)   0.64
  Net realized and unrealized gain (loss) on investments......         0.06              0(d)      (0.03)    (0.02)
                                                                 ------------    ------------    -------    ------
Total from investment operations..............................         0.65           0.28          0.62      0.62
                                                                 ------------    ------------    -------    ------
LESS DISTRIBUTIONS FROM
  Net investment income.......................................        (0.59)         (0.22)        (0.58)    (0.53)
  In excess of net investment income..........................        (0.02)         (0.02)        (0.01)    (0.05)
                                                                 ------------    ------------    -------    ------
Total distributions...........................................        (0.61)         (0.24)        (0.59)    (0.58)
                                                                 ------------    ------------    -------    ------
NET ASSET VALUE END OF PERIOD.................................     $   9.76         $ 9.72       $  9.68    $ 9.65
                                                                 ------------    ------------    -------    ------
Total return..................................................         6.89%          2.97%         6.60%     6.60%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses..............................................         0.55%          0.55%(c)      0.55%     0.55%
  Net investment income.......................................         6.15%          6.39%(c)      6.64%     6.70%
Portfolio turnover rate.......................................          107%            44%           85%       56%
NET ASSETS END OF PERIOD (THOUSANDS)..........................     $ 10,320         $3,564       $14,361    $2,871

                                                                  MAY 23, 1994
                                                         (DATE OF INITIAL PUBLIC OFFERING)
                                                                    THROUGH
                                                                 SEPTEMBER 30,
INSTITUTIONAL SERVICE SHARES                                          1994
--------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD...........................       $  9.73
                                                                      ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.......................................          0.17
  Net realized and unrealized gain (loss) on investments......         (0.13)
                                                                      ------
Total from investment operations..............................          0.04
                                                                      ------
LESS DISTRIBUTIONS FROM
  Net investment income.......................................         (0.16)
  In excess of net investment income..........................             0
                                                                      ------
Total distributions...........................................         (0.16)
                                                                      ------
NET ASSET VALUE END OF PERIOD.................................       $  9.61
                                                                      ------
Total return..................................................          0.35%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses..............................................          0.43%(c)
  Net investment income.......................................          5.03%(c)
Portfolio turnover rate.......................................            63%
NET ASSETS END OF PERIOD (THOUSANDS)..........................       $     1

(a) The Fund changed its fiscal year end from September 30 to February 28.
(b) Per share calculations based on weighted average shares outstanding.
(c) Annualized.
(d) Amount represents less than $0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      EVERGREEN SELECT ADJUSTABLE RATE FUND
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                               February 28, 1998

                                                                           INTEREST   MATURITY   PRINCIPAL      MARKET
                                                                             RATE       DATE       AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE SECURITIES (79.8%)
FHLMC (35.6%)
FHLMC Pool #605343, Cap 13.639%, Margin 2.125% + CMT, Resets Annually        7.783%   03/01/19   $  323,277   $   338,026
FHLMC Pool #605386, Cap 12.889%, Margin 2.111% + CMT, Resets Annually        7.762    09/01/17    1,060,420     1,106,150
FHLMC Pool #606541, Cap 13.550%, Margin 2.030% + CMT, Resets Annually        7.672    03/01/21      702,373       733,320
FHLMC Pool #606679, Cap 12.068%, Margin 2.159% + CMT, Resets Annually        7.741    10/01/21      746,050       785,800
FHLMC Pool #607352, Cap 13.619%, Margin 2.181% + CMT, Resets Annually        7.862    04/01/22    1,488,587     1,568,137
FHLMC Pool #608034, Cap 14.769%, Margin 1.586% + CMT, Resets Annually        7.084    06/01/16      196,458       200,817
FHLMC Pool #785114, Cap 13.289%, Margin 2.125% + CMT, Resets Annually        7.908    07/01/19       98,577       103,244
FHLMC Pool #845039, Cap 12.471%, Margin 2.084% + CMT, Resets Annually        7.649    10/01/21    1,424,345     1,490,221
FHLMC Pool #845063, Cap 12.087%, Margin 2.181% + CMT, Resets Annually        7.797    11/01/21    2,044,522     2,117,358
FHLMC Pool #845070, Cap 11.838%, Margin 2.116% + CMT, Resets Annually        7.750    01/01/22    1,871,564     1,944,087
FHLMC Pool #845082, Cap 12.529%, Margin 1.970% + CMT, Resets Annually        7.563    03/01/22    1,221,171     1,255,516
FHLMC Pool #846163, Cap 13.050%, Margin 1.982% + CMT, Resets Annually        7.670    07/01/30      938,257       976,960
FHLMC Pool #865220, Cap 15.088%, Margin 2.345% + CMT, Resets Annually        8.369    04/01/20      285,078       295,769
-------------------------------------------------------------------------------------------------------------------------
TOTAL FHLMC                                                                                                    12,915,405
-------------------------------------------------------------------------------------------------------------------------
FNMA (44.2%)
FNMA Pool #070033, Cap 14.341%, Margin 1.750% + CMT, Resets Annually         7.386    10/01/17      310,277       322,396
FNMA Pool #070119, Cap 12.021%, Margin 2.000% + CMT, Resets Annually         7.707    11/01/17    1,244,211     1,289,314
FNMA Pool #090678, Cap 13.137%, Margin 2.179% + CMT, Resets Annually         7.750    09/01/18    1,945,652     2,050,542
FNMA Pool #092086, Cap 15.446%, Margin 2.075% + CMT, Resets Annually         7.878    10/01/16      414,115       430,614
FNMA Pool #094564, Cap 15.861%, Margin 1.975% + CMT, Resets Annually         7.551    01/01/16      890,863       923,852
FNMA Pool #095405, Cap 13.913%, Margin 2.084% + CMT, Resets Annually         7.798    12/01/19      903,501       937,947
FNMA Pool #102905, Cap 13.114%, Margin 2.000% + CMT, Resets Annually         7.743    07/01/20      254,858       267,323
FNMA Pool #124015, Cap 13.377%, Margin 1.816% + CMT, Resets Annually         7.499    11/01/18      828,025       859,333
FNMA Pool #124204, Cap 13.893%, Margin 2.006% + CMT, Resets Annually         7.626    01/01/22      754,622       791,176
FNMA Pool #124289, Cap 13.432%, Margin 2.005% + CMT, Resets Annually         7.626    09/01/21    3,097,223     3,250,164
FNMA Pool #124945, Cap 12.857%, Margin 2.102% + CMT, Resets Annually         7.737    01/01/31    1,033,362     1,078,572
FNMA Pool #142963, Cap 10.969%, Margin 1.950% + CMT, Resets Annually         7.449    01/01/22      762,181       792,196
FNMA Pool #313663, Cap 12.922%, Margin 1.931% + CMT, Resets Annually         7.620    05/01/22    1,786,988     1,870,762
FNMA Pool #313994, Cap 9.873%, Margin 1.702% + LIBOR, Resets Semi-annually   7.570    12/01/23    1,005,039     1,036,004
FNMA Pool #391290, Cap 12.618%, Margin 2.031% + CMT, Resets Annually         7.671    02/01/17      141,035       145,112
-------------------------------------------------------------------------------------------------------------------------
TOTAL FNMA                                                                                                     16,045,307
-------------------------------------------------------------------------------------------------------------------------
TOTAL ADJUSTABLE RATE MORTGAGE SECURITIES (COST--$28,880,490)                                                  28,960,712
-------------------------------------------------------------------------------------------------------------------------

                      EVERGREEN SELECT ADJUSTABLE RATE FUND
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               February 28, 1998

                                                                           INTEREST   MATURITY   PRINCIPAL      MARKET
                                                                             RATE       DATE       AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE SECURITIES (13.7%)
COLLATERALIZED MORTGAGE OBLIGATION (5.1%)
FNMA, REMIC, Series 1993--160, Class PD (Est. Mat. 1998) (a)                 5.600%   10/25/12   $1,848,804   $ 1,841,149
-------------------------------------------------------------------------------------------------------------------------
FHLMC (0.8%)
FHLMC Pool #B00475                                                          10.500    04/01/04      245,060       256,026
FHLMC Pool #277831                                                           7.250    11/01/08       32,553        33,049
-------------------------------------------------------------------------------------------------------------------------
TOTAL FHLMC                                                                                                       289,075
-------------------------------------------------------------------------------------------------------------------------
FNMA (4.1%)
FNMA Pool #004534                                                           10.750    10/01/12      713,737       787,558
FNMA Pool #058442                                                           11.000    01/01/18      497,179       546,007
FNMA Pool #100051                                                            9.500    04/01/05      145,768       152,236
-------------------------------------------------------------------------------------------------------------------------
TOTAL FNMA                                                                                                      1,485,801
-------------------------------------------------------------------------------------------------------------------------
GNMA (3.7%)
GNMA Pool #268164                                                           10.250    11/15/29    1,288,107     1,358,953
-------------------------------------------------------------------------------------------------------------------------
TOTAL FIXED RATE MORTGAGE SECURITIES (COST--$4,960,555)                                                         4,974,978
-------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES (6.1%)
U.S. Treasury Notes (b)                                                      5.750    11/30/02    1,400,000     1,407,000
U.S. Treasury Notes                                                          5.875    11/30/01      235,000       237,019
U.S. Treasury Notes                                                          6.250    08/31/02      555,000       568,442
-------------------------------------------------------------------------------------------------------------------------
TOTAL U. S. TREASURY NOTES (COST--$2,220,990)                                                                   2,212,461
-------------------------------------------------------------------------------------------------------------------------

                                                                           INTEREST   MATURITY    MATURITY      MARKET
                                                                             RATE       DATE       VALUE         VALUE
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.9%) (COST--$343,000)
Keystone Joint Repurchase Agreement (Investments in repurchase agreements,
  in a joint trading account, purchased 2/27/98) (c)                         5.670    03/02/98      343,162       343,000
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST--$36,405,035)                                                               100.5%    36,491,151
OTHER ASSETS AND LIABILITIES--NET                                                                    (0.5)      (190,747)
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                           100.0%   $36,300,404
-------------------------------------------------------------------------------------------------------------------------

(a) The estimated maturity of a Collateralized Mortgage Obligation (CMO) is based on current and projected prepayment rates. Changes in interest rates can cause the estimated maturity to differ from the listed dates.
(b) $705,000 principal amount of this security is used as collateral for a reverse repurchase agreement at February 28, 1998.
(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at February 28, 1998.

LEGEND OF PORTFOLIO ABBREVIATIONS:
CMT 1, 3 or 5 year Constant Maturity Treasury Index
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LIBOR 6-Month London Inter-Bank Offer Rate
REMIC Real Estate Mortgage Investment Conduit

                       SEE NOTES TO FINANCIAL STATEMENTS

                      EVERGREEN SELECT ADJUSTABLE RATE FUND
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                               February 28, 1998

-------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments at market value (identified cost--$36,405,035).....................................................   $36,491,151
  Cash...........................................................................................................           302
  Receivable for Fund shares sold................................................................................     1,800,000
  Interest receivable............................................................................................       334,701
  Receivable for principal paydowns..............................................................................       236,846
  Receivable from investment advisor.............................................................................         1,380
-------------------------------------------------------------------------------------------------------------------------------
    Total assets.................................................................................................    38,864,380
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
  Payable for investments purchased..............................................................................     1,842,012
  Payable for reverse repurchase agreement.......................................................................       700,449
  Dividends payable..............................................................................................         9,212
  Accrued management fee.........................................................................................         8,310
  Distribution fee payable.......................................................................................         3,921
  Accrued expenses and other liabilities.........................................................................            72
-------------------------------------------------------------------------------------------------------------------------------
    Total liabilities............................................................................................     2,563,976
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS.......................................................................................................   $36,300,404
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY
  Paid-in capital................................................................................................   $36,752,991
  Accumulated distributions in excess of net investment income...................................................       (10,097)
  Accumulated net realized loss on investments...................................................................      (528,606)
  Net unrealized appreciation on investments.....................................................................        86,116
-------------------------------------------------------------------------------------------------------------------------------
    Total net assets.............................................................................................   $36,300,404
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
  Institutional Shares...........................................................................................   $25,980,565
  Institutional Service Shares...................................................................................    10,319,839
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $36,300,404
-------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING
  Institutional Shares...........................................................................................     2,664,912
  Institutional Service Shares...................................................................................     1,057,669
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
  Institutional Shares...........................................................................................   $      9.75
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Service Shares...................................................................................   $      9.76
-------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                      EVERGREEN SELECT ADJUSTABLE RATE FUND
--------------------------------------------------------------------------------

                            STATEMENT OF OPERATIONS
                          Year Ended February 28, 1998

-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest........................................................................................................   $3,163,703
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES
  Management fee..................................................................................................      137,489
  Distribution Plan expenses......................................................................................       17,676
  Professional fees...............................................................................................          500
  Trustees' fees and expenses.....................................................................................          405
-------------------------------------------------------------------------------------------------------------------------------
    Total expenses................................................................................................      156,070
-------------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME...........................................................................................    3,007,633
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments................................................................................      297,743
  Net change in unrealized appreciation (depreciation) on investments.............................................      (69,974)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments.................................................................      227,769
-------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................................................   $3,235,402
-------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                      EVERGREEN SELECT ADJUSTABLE RATE FUND
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                            FIVE MONTHS
                                                                      YEAR ENDED               ENDED                YEAR ENDED
                                                                   FEBRUARY 28, 1998     FEBRUARY 28, 1997*     SEPTEMBER 30, 1996
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net investment income.........................................      $ 3,007,633           $  2,283,405           $  2,748,371
  Net realized gain (loss) on investments.......................          297,743                 27,179               (269,386)
  Net change in unrealized appreciation (depreciation) on
    investments.................................................          (69,974)                38,889                170,926
----------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations........        3,235,402              2,349,473              2,649,911
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Institutional Shares........................................       (2,464,459)            (1,744,950)            (1,945,801)
    Institutional Service Shares................................         (423,938)              (197,984)              (563,993)
  In excess of net investment income
    Institutional Shares........................................          (78,993)              (144,070)               (29,260)
    Institutional Service Shares................................          (13,589)               (16,346)                (8,481)
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders.........................       (2,980,979)            (2,103,350)            (2,547,535)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold.....................................       17,099,051             18,545,059             66,580,547
  Proceeds from reinvestment of distributions...................        2,868,485              2,386,262              1,946,279
  Payment for shares redeemed...................................      (57,749,240)           (27,684,051)           (14,781,625)
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from capital share transactions.....      (37,781,704)            (6,752,730)            53,745,201
----------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets.....................      (37,527,281)            (6,506,607)            53,847,577
NET ASSETS
  Beginning of period...........................................       73,827,685             80,334,292             26,486,715
----------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD.................................................      $36,300,404           $ 73,827,685           $ 80,334,292
----------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income....      $   (10,097)          $       (250)          $   (168,733)
----------------------------------------------------------------------------------------------------------------------------------

* The Fund changed its fiscal year end from September 30 to February 28.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      EVERGREEN SELECT ADJUSTABLE RATE FUND
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Evergreen Select Adjustable Rate Fund (the "Fund") (formerly, Keystone Institutional Adjustable Rate Fund) is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997 as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional Shares (formerly, Class Z) and Institutional Service Shares (formerly, Class Y) to institutional investors. Both classes of shares are sold at net asset value and are not subject to contingent deferred sales charges. Institutional Service Shares pay ongoing distribution fees.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES--U.S. government obligations held by the Fund are valued at the mean between the over-the-counter bid and asked prices. Corporate bonds, other fixed-income securities and mortgage and other asset-backed securities are valued at prices provided by an independent pricing service. In determining value for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various relationships between similar securities which are generally recognized by institutional traders. Securities for which valuations are not available from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value. Short-term securities with greater than 60 days to maturity are valued at market value.

B. REPURCHASE AGREEMENTS--The Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. The Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other funds managed by Keystone Investment Management Company ("Keystone"), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. REVERSE REPURCHASE AGREEMENTS--To obtain short-term financing, the Fund may enter into reverse repurchase agreements with qualified third-party broker-dealers. Interest on the value of reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value not less than the repurchase price, including accrued interest. If the counter party to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

J. FEDERAL TAXES--The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund will not incur any federal income tax liability since it is expected to distribute all of its net investment company taxable income and net capital gains, if any, to its shareholders. The Fund also intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.

K. DISTRIBUTIONS--Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distribution and distributions made in accordance with income tax regulations are primarily due to differing treatment for principal paydown gains and losses.

L. CLASS ALLOCATIONS--Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plan for Institutional Service Shares.

                      EVERGREEN SELECT ADJUSTABLE RATE FUND
--------------------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. CAPITAL SHARE TRANSACTIONS

The Fund has an unlimited number of $0.001 par value shares of beneficial interest authorized. Shares of beneficial interest of the Fund are currently divided into Institutional Shares and Institutional Service Shares. Transactions in shares of the Fund were as follows:

                                                                                        FIVE MONTHS            YEAR ENDED
                                                           YEAR ENDED                      ENDED               SEPTEMBER
                                                       FEBRUARY 28, 1998             FEBRUARY 28, 1997          30, 1996
                                                   --------------------------    --------------------------    ----------
                                                     SHARES         AMOUNT         SHARES         AMOUNT         SHARES
-------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES
Shares sold.....................................      756,542    $  7,370,775     1,030,429    $ 10,000,000     4,318,022
Shares issued in reinvestment of
  distributions.................................      254,776       2,481,417       221,061       2,145,897       147,411
Shares redeemed.................................   (5,579,904)    (54,382,797)     (830,759)     (8,073,653)      (99,669)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease).........................   (4,568,586)   $(44,530,605)      420,731    $  4,072,244     4,365,764
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES
Shares sold.....................................      996,337    $  9,728,276       879,121    $  8,545,059     2,560,589
Shares issued in reinvestment of
  distributions.................................       39,661         387,068        24,800         240,365        53,718
Shares redeemed.................................     (344,863)     (3,366,443)   (2,020,244)    (19,610,398)   (1,428,881)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease).........................      691,135    $  6,748,901    (1,116,323)   $(10,824,974)    1,185,426
-------------------------------------------------------------------------------------------------------------------------


                                                    AMOUNT
------------------------------------------------
INSTITUTIONAL SHARES
Shares sold.....................................  $41,798,486
Shares issued in reinvestment of
  distributions.................................    1,426,821
Shares redeemed.................................     (962,799)
------------------------------------------------  -----------
Net increase (decrease).........................  $42,262,508
------------------------------------------------  -----------
INSTITUTIONAL SERVICE SHARES
Shares sold.....................................  $24,782,061
Shares issued in reinvestment of
  distributions.................................      519,458
Shares redeemed.................................  (13,818,826)
------------------------------------------------  -----------
Net increase (decrease).........................  $11,482,693
------------------------------------------------  -----------

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (excluding short-term securities) were $48,809,646 and $84,187,289, respectively.

The average daily balance of reverse repurchase agreements outstanding during the year ended February 28, 1998 was $5,753 at a weighted average interest rate of 5.77%. The maximum amount of borrowing outstanding during the year ended February 28, 1998 was $700,449 (including accrued interest). On February 28, 1998 the Fund had a reverse repo agreement outstanding in the amount of $700,449 (including accrued interest) maturing on March 2, 1998.

On February 28, 1998, the cost of investments for federal tax purposes was $36,411,383, gross unrealized appreciation of investments was $153,410 and gross unrealized depreciation of investments was $73,642, resulting in net unrealized appreciation of $79,768 for income tax purposes.

As of February 28, 1998, the Fund had a capital loss carryover for federal income tax purposes of approximately $522,000 which expires as follows:
$198,000--2001, $281,000--2002 and $43,000--2004.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI") (formerly, Evergreen Keystone Distributor, Inc.), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan for its Institutional Service Shares as allowed by Rule 12b-1 of the 1940 Act. The Distribution Plan permits the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses". Institutional Service Shares pay a distribution fee which is limited to 0.25% per annum of its average daily net assets. Distribution Plan expenses are calculated daily and paid monthly.

The Distribution Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding Institutional Service Shares' voting shares. However, after the termination of the Distribution Plan, and subject to the discretion of the Independent Trustees, payments to EDI may continue as compensation for services which had been provided while the Distribution Plan was in effect.

5. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Keystone, a subsidiary of First Union Corporation ("First Union"), is the investment adviser for the Fund. In return for providing investment management and administrative services to the Fund, the Fund pays Keystone a management fee that is calculated daily and paid monthly. The management fee is computed at an annual rate of 0.30% of the average daily net asset value of the Fund.

Evergreen Service Company ("ESC") (formerly, Evergreen Keystone Service Company), a wholly-owned subsidiary of Evergreen, serves as the transfer and dividend disbursing agent for the Fund.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Fund.

                      EVERGREEN SELECT ADJUSTABLE RATE FUND
--------------------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. FINANCING AGREEMENT

On December 22, 1997, a financing agreement among all of the Evergreen Funds, State Street and a group of banks (the "Banks") became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which will be allocated to all Funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds. For the year ended February 28, 1998, the Fund had no borrowings under this agreement.

                      EVERGREEN SELECT ADJUSTABLE RATE FUND
--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT

The Trustees and Shareholders
  Evergreen Select Adjustable Rate Fund

We have audited the accompanying statement of assets and liabilities of Evergreen Select Adjustable Rate Fund, including the schedule of investments, as of February 28, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, the five months ended February 28, 1997 and the year ended September 30, 1996, and the financial highlights for the year ended February 28, 1998, the five months ended February 28, 1997 and each of the years in the five-year period ended September 30, 1996 for Institutional Shares and for the year ended February 28, 1998, the five months ended February 28, 1997, each of the years in the two-year period ended September 30, 1996 and the period from May 23, 1994 (date of initial public offering) to September 30, 1994 for Institutional Service Shares. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen Select Adjustable Rate Fund as of February 28, 1998, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the five months ended February 28, 1997 and the year ended September 30, 1996, and the financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.

                                         KPMG Peat Marwick LLP

Boston, Massachusetts
March 27, 1998

                      EVERGREEN SELECT ADJUSTABLE RATE FUND
--------------------------------------------------------------------------------

           FEDERAL TAX STATUS--FISCAL 1998 DISTRIBUTIONS (UNAUDITED)
            The per share distributions paid to you for fiscal 1998, whether taken in shares or cash, are as follows:

                                                                      INCOME
                                                                     DIVIDENDS
------------------------------------------------------------------------------
INSTITUTIONAL SHARES..............................................     $0.64
------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES......................................     $0.61
------------------------------------------------------------------------------

In January 1999, complete information on calendar year 1998 distributions will be forwarded to you to assist in completing your 1998 federal income tax return.

                      EVERGREEN SELECT ADJUSTABLE RATE FUND
--------------------------------------------------------------------------------

                       ADDITIONAL INFORMATION (UNAUDITED)
On December 15, 1997, a special meeting of shareholders for the Fund was held to consider a number of proposals. On October 16, 1997, the record date for the meeting, the Fund had the following shares outstanding and had the following number of shares represented at the December 15, 1997 meeting:

       Record Date Shares Outstanding...........................3,075,394
       Shares represented at meeting............................2,305,082
       Percentage of record date shares represented at meeting.....74.95%

The votes recorded at the meeting, by proposal, were as follows:

PROPOSAL 1--THE PROPOSED REORGANIZATION OF THE FUND AS A SERIES OF THE EVERGREEN SELECT
  FIXED INCOME TRUST, A DELAWARE BUSINESS TRUST:
Shares voted "For"..........................................................................    2,305,082
Shares voted "Against"......................................................................            0
Shares voted "Abstain"......................................................................            0
PROPOSAL 2--RECLASSIFICATION AS NON-FUNDAMENTAL OF THE INVESTMENT OBJECTIVE OF THE FUND
  WHOSE INVESTMENT OBJECTIVE IS CURRENTLY CLASSIFIED AS FUNDAMENTAL:
Shares voted "For"..........................................................................    2,305,082
Shares voted "Against"......................................................................            0
Shares voted "Abstain"......................................................................            0
PROPOSAL 3--CHANGES TO FUNDAMENTAL INVESTMENT RESTRICTIONS:
PROPOSAL TO AMEND THE FUNDAMENTAL RESTRICTION CONCERNING DIVERSIFICATION OF INVESTMENTS
Shares voted "For"..........................................................................    2,303,483
Shares voted "Against"......................................................................        1,599
Shares voted "Abstain"......................................................................            0
PROPOSAL TO AMEND THE FUNDAMENTAL RESTRICTION CONCERNING CONCENTRATION OF THE FUND'S ASSETS
  IN A PARTICULAR INDUSTRY:
Shares voted "For"..........................................................................    2,303,483
Shares voted "Against"......................................................................        1,599
Shares voted "Abstain"......................................................................            0
PROPOSAL TO AMEND THE FUNDAMENTAL RESTRICTION CONCERNING THE ISSUANCE OF SENIOR SECURITIES:
Shares voted "For"..........................................................................    2,303,483
Shares voted "Against"......................................................................        1,599
Shares voted "Abstain"......................................................................            0
PROPOSAL TO AMEND THE FUNDAMENTAL RESTRICTION CONCERNING BORROWING:
Shares voted "For"..........................................................................    2,303,483
Shares voted "Against"......................................................................        1,599
Shares voted "Abstain"......................................................................            0
PROPOSAL TO AMEND THE FUNDAMENTAL RESTRICTION CONCERNING UNDERWRITING:
Shares voted "For"..........................................................................    2,303,483
Shares voted "Against"......................................................................        1,599
Shares voted "Abstain"......................................................................            0
PROPOSAL TO AMEND THE FUNDAMENTAL RESTRICTION CONCERNING INVESTMENTS IN REAL ESTATE:
Shares voted "For"..........................................................................    2,303,483
Shares voted "Against"......................................................................        1,599
Shares voted "Abstain"......................................................................            0
PROPOSAL TO AMEND THE FUNDAMENTAL RESTRICTION CONCERNING COMMODITIES:
Shares voted "For"..........................................................................    2,303,483
Shares voted "Against"......................................................................        1,599
Shares voted "Abstain"......................................................................            0
PROPOSAL TO AMEND THE FUNDAMENTAL RESTRICTION CONCERNING LENDING:
Shares voted "For"..........................................................................    2,303,483
Shares voted "Against"......................................................................        1,599
Shares voted "Abstain"......................................................................            0
PROPOSAL TO AMEND THE FUNDAMENTAL RESTRICTION CONCERNING UNSEASONED ISSUERS:
Shares voted "For"..........................................................................    2,303,483
Shares voted "Against"......................................................................        1,599
Shares voted "Abstain"......................................................................            0
PROPOSAL TO AMEND THE FUNDAMENTAL RESTRICTION CONCERNING SHORT SALES:
Shares voted "For"..........................................................................    2,303,483
Shares voted "Against"......................................................................        1,599
Shares voted "Abstain"......................................................................            0
PROPOSAL TO AMEND THE FUNDAMENTAL RESTRICTION CONCERNING INVESTMENTS IN OTHER INVESTMENT
  COMPANIES:
Shares voted "For"..........................................................................    2,303,483
Shares voted "Against"......................................................................        1,599
Shares voted "Abstain"......................................................................            0
PROPOSAL TO AMEND THE FUNDAMENTAL RESTRICTION CONCERNING PLEDGING OF SECURITIES:
Shares voted "For"..........................................................................    2,303,483
Shares voted "Against"......................................................................        1,599
Shares voted "Abstain"......................................................................            0

This report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

                                         ARE NOT
                    MUTUAL FUNDS:         FDIC          MAY LOSE VALUE
                                         INSURED        ARE NOT BANK GUARANTEED

                              EVERGREEN DISTRIBUTOR, INC.

                                                                            4/98